Annual Total Returns [BarChart] - Great-West International Value Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	(1.87%)
2012	17.20%
2013	27.99%
2014	0.99%
2015	6.45%
2016	3.88%
2017	26.47%
2018	(15.57%)
2019	22.06%
2020	9.73%